Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes
16.	INCOME TAXES

Income before income taxes consisted of the following:

	Year Ended December 31,
	2013	2014	2015
Income before income taxes:
U.S.	$164,904	$208,377	$262,336
Foreign	101,177	84,542	88,015

Total	$266,081	$292,919	$350,351

Current and deferred income taxes were as follows:

	Year Ended December 31,
	2013	2014	2015
Current:
Federal	$98,206	$62,686	$72,185
Foreign	42,690	27,681	35,874
State	11,056	6,256	10,806

Total current expense	$151,952	$96,623	$118,865

Deferred:
Federal	$(30,833)	$6,322	$10,420
Foreign	2,653	(6,437)	(3,339)
State	(9,612)	642	4,014

Total deferred taxes	(37,792)	527	11,095

Income taxes	$114,160	$97,150	$129,960

A reconciliation between income tax expense and taxes computed by applying the applicable statutory federal income tax rate to income before income taxes follows:

	Year Ended December 31,
	2013	2014	2015
Computed statutory tax expense	$93,128	$102,522	$122,623
Foreign inflation adjustments	67	641	(1,295)
State and local income taxes, net of federal income tax impact	858	4,634	9,640
Foreign losses not benefited and other changes in valuation allowance	(2,052)	(275)	(2,408)
Foreign tax rate differential	(336)	(2,125)	(2,660)
Foreign dividends	3,294	1,083	—
Sale of Mexican subsidiaries and related changes in intangible assets	21,406	(10,065)	—
Changes in uncertain tax positions	(2,024)	(1,540)	3,717
Other — net	(181)	2,275	343

Income taxes	$114,160	$97,150	$129,960

The Company reinvests the undistributed earnings of its non-U.S. subsidiaries with the exception of its subsidiary in Ecuador. Accordingly, deferred U.S. federal and state income taxes are provided only on the undistributed earnings of the Company’s subsidiary in Ecuador. As of December 31, 2015, the Company has not provided deferred taxes on approximately $316,000 of undistributed earnings of non-U.S. subsidiaries, as it is the Company’s policy to indefinitely reinvest these earnings in non-U.S. operations. However, the Company may periodically repatriate a portion of these earnings to the extent that it does not incur an additional U.S. tax liability. Quantification of the deferred tax liability, if any, associated with indefinitely reinvested earnings is not practicable.

Deferred Income Taxes

The tax effects of significant temporary differences and tax loss and tax credit carryforwards comprising the net long-term deferred income tax liabilities as of December 31, 2014 and 2015 consisted of the following:

	December 31,
	2014	2015
Deferred liabilities:
Theatre properties and equipment	$127,010	$141,155
Tax impact of items in accumulated other comprehensive income (loss)	55	158
Intangible asset — other	29,342	28,889
Intangible asset — tradenames	111,726	112,413
Investment in partnerships	111,328	108,733

Total deferred liabilities	379,461	391,348

Deferred assets:
Deferred lease expenses	27,341	26,966
Exchange loss	—	3,736
Deferred revenue - NCM	124,366	128,642
Capital lease obligations	73,306	75,966
Tax loss carryforwards	7,764	7,379
Alternative minimum tax and other credit carryforwards	43,384	41,300
Other expenses, not currently deductible for tax purposes	25,807	20,204

Total deferred assets	301,968	304,193

Net deferred income tax liability before valuation allowance	77,493	87,155
Valuation allowance against deferred assets - current	2,384	—
Valuation allowance against deferred assets – non-current	50,489	50,636

Net deferred income tax liability	$130,366	$137,791

Net deferred tax liability — Foreign	$12,213	$4,212
Net deferred tax liability — U.S.	118,153	133,579

Total	$130,366	$137,791

The Company’s foreign tax credit carryforwards began to expire 2015. Some foreign net operating losses will expire in the next reporting period; however, some losses may be carried forward indefinitely. State net operating losses may be carried forward for periods of between five and twenty years with the last expiring year being 2035.

During November 2015, the FASB issued ASU 2015-17, which simplifies the presentation of deferred income taxes. ASU 2015-17 requires that deferred tax assets and liabilities be classified as long-term on the balance sheet. The Company elected to early adopt ASU 2015-17 effective December 31, 2015, on a prospective basis. Adoption of ASU 2015-17 resulted in a reclassification of the Company’s net current deferred tax asset to the net long-term deferred tax asset on the Company’s consolidated balance sheet as of December 31, 2015. Balances as of December 31, 2014 have not been recast.

Uncertain Tax Positions

The following is a reconciliation of the total amounts of unrecognized tax benefits excluding interest and penalties, for the years ended December 31, 2013, 2014 and 2015:

	Year Ended December 31,
	2013	2014	2015
Balance at January 1,	$33,222	$18,780	$16,515
Gross increases-tax positions in prior periods	413	10	40
Gross decreases-tax positions in prior periods	—	(2,379)	—
Gross increases - current period tax positions	1,476	1,324	2,112
Gross decreases - current period tax positions	—	—	—
Settlements	(15,444)	(963)	(871)
Foreign currency translation adjustments	(887)	(257)	(663)

Balance at December 31,	$18,780	$16,515	$17,133

The Company had $15,693 and $17,008 of unrecognized tax benefits, including interest and penalties, as of December 31, 2014 and 2015, respectively. Of these amounts, $15,693 and $17,008 represent the amount of unrecognized tax benefits that if recognized would impact the effective income tax rate for the years ended December 31, 2014 and 2015, respectively. The Company had $2,500 and $3,198 accrued for interest and penalties as of December 31, 2014 and 2015, respectively.

The Company participates in the consolidated income tax return of Cinemark Holdings, Inc. in the U.S. federal jurisdiction and in certain state and foreign jurisdictions and is routinely under audit by many different tax authorities. The Company believes that its accrual for tax liabilities is adequate for all open audit years based on its assessment of many factors including past experience and interpretations of tax law. This assessment relies on estimates and assumptions and may involve a series of complex judgments about future events. The Company is no longer subject to income tax audits from the Internal Revenue Service for years before 2012. The Company is no longer subject to state income tax examinations by tax authorities in its major state jurisdictions for years before 2011. Certain state returns were amended as a result of the Internal Revenue Service examination closures for 2007 through 2009, and the statutes remain open for those amendments. The Company is no longer subject to non-U.S. income tax examinations by tax authorities in its major non-U.S. tax jurisdictions for years before 2004.

The Company is currently under audit in the non-U.S. tax jurisdictions of Brazil and Chile. The Company believes that it is reasonably possible that the Chile audit will be completed within the next twelve months.